Schedule of Gain on Disposition of Assets (Detail) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($) Vessel
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed		$ 6,616
Number of vessels disposed | Vessel		11
Predecessor
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed	$ 3,561		$ 24,099
Number of vessels disposed | Vessel	7		12
Vessels
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed		$ (163)
Vessels | Predecessor
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain (loss) on vessels disposed	$ 509		$ (102)